Other revenues	6 Months Ended
Jun. 30, 2020
Other revenues
8 Other revenues
in	2Q20	1Q20	2Q19	6M20	6M19
Other revenues (CHF million)
Loans held-for-sale	5	(21)	(7)	(16)	(16)
Long-lived assets held-for-sale	6	4	74	10	103
Equity method investments	23	36	54	59	110
Other investments	223	228	121	451	223
Other	233	141	229	374	454
Other revenues	490	388	471	878	874

Bank
Other revenues
8 Other revenues
in	6M20	6M19
Other revenues (CHF million)
Loans held-for-sale	(16)	(16)
Long-lived assets held-for-sale	10	103
Equity method investments	58	109
Other investments	451	222
Other	487	568
Other revenues	990	986